Other liabilities and provisions - Roll forward of other provision (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other liabilities and provisions
Balance at the beginning	$ 25	$ 28
Provided	47	14
Released	(15)	(9)
Paid	(10)	(7)
Exchange	1	(1)
Balance at the end	$ 48	$ 25